Expected credit loss measurement - Economic scenarios and weights applied (Detail)	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024
Asset price inflation
Disclosure Of Provision Matrix [Line Items]
Assigned weights	5.00%	5.00%
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights	50.00%	50.00%	60.00%
Mild debt crisis / Mild stagflationary crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	30.00%	30.00%	15.00%
Stagflationary geopolitical crisis / Global crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%	15.00%	25.00%